Provisions - Summary of Amounts Arising from Insurance Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Incurred but not reported claims	$ 36	$ 30
Reported but not yet settled claims	14	9
Total	50	39
Corporate Operations and Owned and Leased Properties [Member]
Disclosure of other provisions [line items]
Incurred but not reported claims	11	11
Reported but not yet settled claims	7	3
Total	18	14
Managed Hotels [Member]
Disclosure of other provisions [line items]
Incurred but not reported claims	25	19
Reported but not yet settled claims	7	6
Total	$ 32	$ 25